Hedging (Cash Flow Hedging) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Total
Gain (loss) recognized in OCI on derivative (effective portion)	$ (16,928)		$ 38,903
Gain (loss) reclassified from AOCI into income (effective portion)1	17,293	[1]	44,824	[1]
Gain (loss) recognized in income on derivative (ineffective portion)1	(668)	[1]	10,095	[1]
Currency Hedge Portfolio
Currency Hedge Portfolio
Gain (loss) recognized in OCI on derivative (effective portion)	(27,467)		14,243
Gain (loss) reclassified from accumulated OCI into income (effective portion)	1,240	[1]	7,805	[1]
Gain (loss) recognized in income on derivative (ineffective portion)	0	[1]	0	[1]
Bunker Fuel Forward Contracts
Bunker Fuel Forward Contracts
Gain (loss) recognized in OCI on derivative (effective portion)	10,539		24,660
Gain (loss) reclassified from AOCI into income (effective portion)1	16,053	[1]	37,019	[1]
Gain (loss) recognized in income on derivative (ineffective portion)1	$ (668)	[1]	$ 10,095	[1]

[1]	1 Both the gain (loss) reclassified from accumulated OCI into income (effective portion) and the gain (loss) recognized in income on derivative (ineffective portion), if any, are included in "Net sales" for the currency hedge portfolio and "Cost of sales" for bunker fuel forward contracts.